Subordinated Notes and Debentures (Narrative) (Details) € in Millions, $ in Millions, $ in Billions	Jul. 23, 2025 AUD ($)	Apr. 22, 2025 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 23, 2025 EUR (€)
NVCC [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | €				€ 750
NVCC [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period				10 days
NVCC [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period				60 days
NVCC [member] | Until January 23, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				4.03%
NVCC [member] | Until Maturity On January 23, 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				1.50%
NVCC Medium-Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt			$ 1
NVCC Medium-Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			10 days
NVCC Medium-Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			60 days
NVCC Medium-Term Notes [Member] | Until February 1, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			4.231%
NVCC Medium-Term Notes [Member] | Until Maturity On February 1, 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			1.54%
3.105% Medium Term Notes NVCC [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.105%
Outstanding borrowings		$ 3
Redemption price of principal amount		100.00%
NVCC Fixed-to-Floating Rate Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 30
NVCC Fixed-to-Floating Rate Subordinated Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	10 days
NVCC Fixed-to-Floating Rate Subordinated Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	60 days
NVCC Fixed-to-Floating Rate Subordinated Notes [Member] | Until July 23, 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.93%
NVCC Fixed-to-Floating Rate Subordinated Notes [Member] | Until Maturity on July 23, 2040 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.87%